Stockholders' Equity (Successor) - Summary of Activity of Restricted Shares (Details) - Restricted Shares [Member]	1 Months Ended
Dec. 31, 2020 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Shares, Granted | shares	1,300,000
Number of Restricted Shares, Vested | shares	(50,000)
Number of Restricted Shares, Forfeited | shares	0
Number of Restricted Shares, Ending balance | shares	1,250,000
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 15.30
Weighted Average Grant Date Fair Value, Vested | $ / shares	15.70
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0
Weighted Average Grant Date Fair Value, Ending balance | $ / shares	$ 15.28